Segment Information Segment Reporting (Details) (USD $) In Millions, unless otherwise specified	3 Months Ended									12 Months Ended
	Mar. 31, 2013	Dec. 31, 2012	Sep. 30, 2012	Jun. 30, 2012	Mar. 31, 2012	Dec. 31, 2011	Sep. 30, 2011	Jun. 30, 2011	Mar. 31, 2011	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Segment Reporting Information [Line Items]
Net Sales	$ 2,411.7	$ 2,601.0	$ 2,623.3	$ 2,584.7	$ 2,319.2	$ 2,479.3	$ 2,581.4	$ 2,412.1	$ 2,129.6	$ 10,128.2	$ 9,602.4	$ 8,801.2
Income (loss) from operations	120.1	130.9	139.7	136.4	103.6	111.1	139.7	128.2	91.7	510.6	470.7	352.7
Depreciation and amortization expense	(52.0)				(52.5)					(210.2)	(204.9)	(209.4)
Segment Reporting Information, Additional Information [Abstract]
Number of Reportable Segments	2									2
Number of operating segments which do not meet reporting unit quantitative threshold	2									2
Net sales to the federal government, Amount										964.7	953.6	967.8
Net sales to the federal government, Percentage										10.00%	10.00%	11.00%
Net sales to customers outside of the US, Percent										4.00%	4.00%	3.00%
Long-Lived Assets in Foreign Countries, Percent		2.00%				2.00%				2.00%	2.00%
Corporate [Member]
Segment Reporting Information [Line Items]
Net Sales	1,403.9	1,442.8	1,312.8	1,394.4	1,362.8	1,386.4	1,330.3	1,338.4	1,279.3	5,512.8	5,334.4	4,833.6
Income (loss) from operations	94.1				84.8					349.0	331.6	256.2
Depreciation and amortization expense	(24.4)				(24.3)					(97.6)	(97.4)	(97.4)
Public [Member]
Segment Reporting Information [Line Items]
Net Sales	846.8	1,001.3	1,163.7	1,040.4	817.6	959.0	1,123.1	951.2	723.9	4,023.0	3,757.2	3,560.6
Income (loss) from operations	45.6				42.1					246.7	233.3	193.0
Depreciation and amortization expense	(11.0)				(11.0)					(44.0)	(43.9)	(44.2)
Other [Member]
Segment Reporting Information [Line Items]
Net Sales	161.0	156.9	146.8	149.9	138.8	133.9	128.0	122.5	126.4	592.4	510.8	407.0
Income (loss) from operations	6.1				2.5					18.6	17.5	14.3
Depreciation and amortization expense	(2.3)				(2.3)					(9.3)	(8.7)	(8.9)
Headquarters [Member]
Segment Reporting Information [Line Items]
Net Sales	0				0					0	0	0
Income (loss) from operations	(25.7)				(25.8)					(103.7)	(111.7)	(110.8)
Depreciation and amortization expense	$ (14.3)				$ (14.9)					$ (59.3)	$ (54.9)	$ (58.9)